Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Minimum Commitments under Noncancelable Operating Lease Agreements	The minimum commitments under these agreements at December 31, 2017, were as follows:

(millions)	Commitments
2018	$53.6
2019	44.2
2020	28.5
2021	16.9
2022	8.0
Thereafter	1.1
Total	$152.3

Expense Incurred for Leases	The expense we incurred for the leases disclosed above, as well as other operating leases that may be cancelable or have terms less than one year, was:

(millions)	Expense
2017	$77.2
2016	72.9
2015	66.6